Note 1 - Organization and Summary of Significant Accounting Policies (Details Textual) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares	Mar. 31, 2024 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
Cash, Cash Equivalents, and Short-Term Investments	$ 27,989				$ 27,989		$ 36,523
Retained Earnings (Accumulated Deficit)	(355,841)				(355,841)		(337,635)	$ (250,509)
Net Income (Loss) Attributable to Parent	$ (7,987)	$ (10,219)	$ (16,031)	$ (26,265)	(18,206)	$ (42,296)	(87,126)	(98,714)
Net Cash Provided by (Used in) Operating Activities					$ (14,241)	$ (32,445)	$ (50,725)	$ (71,649)
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Number of Operating Segments							1
Property, Plant and Equipment, Net	$ 459				$ 459		$ 281	$ 7,665
Restricted Cash, Noncurrent	$ 2,150				$ 2,150		2,150	2,150
Accounts Receivable, Allowance for Credit Loss, Writeoff							0	0
Accounts Receivable, Allowance for Credit Loss							35	0
Inventory Valuation Reserves							5,062	833
Impairment, Long-Lived Asset, Held-for-Use							$ 9,988	$ 0
Number of Finance Leases							0	0
Standard Product Warranty Term (Year)							1 year
Contract with Customer, Asset, after Allowance for Credit Loss							$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued							0	$ 0
Convertible Note 2022 [Member]
Convertible Debt							$ 0	$ 0
Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)							2 years
Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)							7 years
Customer Concentration Risk [Member] | Four Customers [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage							10.00%
Customer Concentration Risk [Member] | Four Customers [Member] | Revenue from Contract with Customer Benchmark [Member]
Concentration Risk, Percentage								10.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | One Vendor [Member]
Concentration Risk, Percentage							10.00%
Supplier Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Two Vendors [Member]
Concentration Risk, Percentage								10.00%